SHARE-BASED COMPENSATION - Schedule of range of assumptions used in the Monte Carlo simulation, long term incentive plan (Details) - New Long Term Incentive Plan	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatilities	54.00%	56.00%	56.00%
Risk-free interest rates	(0.24%)	(0.21%)	(0.41%)
Dividend yields	0.00%	0.00%	0.00%